Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Trade accounts receivable	$ 3,078	$ 2,608
Allowance for doubtful accounts	(68)	(42)
Accounts receivable from shareholders	0	14
Accounts receivable from other related parties	129	95
Accounts receivable from underwriters, promoters, and employees	5	1
Other accounts receivable	117	224
Total accounts receivable net of allowance for doubtful accounts	$ 3,261	$ 2,900